OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [abstract]
Schedule of Non-Cancelable Future Minimum Payments Under Operating Leases
Non-cancelable minimum operating lease rentals (undiscounted) in respect of the Company's leases are payable including option periods which are reasonably certain are as follows:

New Israeli Shekels
December 31, 2018
In millions
2019	76
2020-2021	114
2022-2023	87
2024-2025	51
2026-2027	18
2028 and thereafter	26
372